Schedule of Future Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012	$ 28,661
2013	209
2014	220
2015	231
2016	243
Thereafter	743
Total	$ 30,307	$ 2,115